UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                    Date of fiscal year end: October 31, 2004

                     Date of reporting period: July 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS
================================


EQUITY FUNDS               PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

C&B LARGE CAP FUND



SHARES            SECURITY NAME                                                                                        VALUE
COMMON STOCK - 89.71%

APPAREL & ACCESSORY STORES - 1.93%
          14,000  KOHLS CORPORATION+                                                                           $           640,640
                                                                                                              --------------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 3.01%
          13,600  JONES APPAREL GROUP INCORPORATED                                                                         507,960
           9,800  VF CORPORATION                                                                                           490,098

                                                                                                                           998,058
                                                                                                              --------------------

BUSINESS SERVICES - 9.03%
          12,298  COMPUTER SCIENCES CORPORATION+                                                                           581,081
          14,400  MANPOWER INCORPORATED                                                                                    627,120
          25,000  MICROSOFT CORPORATION                                                                                    711,500
           8,800  OMNICOM GROUP INCORPORATED                                                                               633,776
          97,000  PARAMETRIC TECHNOLOGY CORPORATION+                                                                       440,380

                                                                                                                         2,993,857
                                                                                                              --------------------

CHEMICALS & ALLIED PRODUCTS - 3.95%
          22,700  BRISTOL-MYERS SQUIBB COMPANY                                                                             519,830
          17,400  MERCK & COMPANY INCORPORATED                                                                             789,090

                                                                                                                         1,308,920
                                                                                                              --------------------

COMMUNICATIONS - 3.66%
          21,000  COMCAST CORPORATION+                                                                                     562,800
          30,000  VODAFONE GROUP PLC ADR                                                                                   651,900

                                                                                                                         1,214,700
                                                                                                              --------------------

DEPOSITORY INSTITUTIONS - 5.72%
           7,200  BANK OF AMERICA CORPORATION                                                                              612,072
          24,000  BANK OF NEW YORK COMPANY INCORPORATED                                                                    689,520
          16,000  JP MORGAN CHASE & COMPANY                                                                                597,280

                                                                                                                         1,898,872
                                                                                                              --------------------

EATING & DRINKING PLACES - 4.69%
          29,300  MCDONALD'S CORPORATION                                                                                   805,750
          21,000  WENDY'S INTERNATIONAL INCORPORATED                                                                       751,170

                                                                                                                         1,556,920
                                                                                                              --------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 1.80%
          24,000  MOLEX INCORPORATED CLASS A                                                                               595,680
                                                                                                              --------------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.55%
          16,000  SNAP-ON INCORPORATED                                                                                     513,760
                                                                                                              --------------------

FOOD & KINDRED PRODUCTS - 2.90%
          11,600  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    602,040
          19,200  PEPSIAMERICAS INCORPORATED                                                                               360,384

                                                                                                                           962,424
                                                                                                              --------------------

FURNITURE & FIXTURES - 2.36%
          29,000  LEGGETT & PLATT INCORPORATED                                                                             784,450
                                                                                                              --------------------

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)               EQUITY FUNDS

C&B LARGE CAP FUND


SHARES            SECURITY NAME                                                                                        VALUE
GENERAL MERCHANDISE STORES - 1.88%
          51,000  BIG LOTS INCORPORATED+                                                                       $           624,240
                                                                                                              --------------------

HEALTH SERVICES - 1.86%
          16,000  HCA INCORPORATED                                                                                         618,400
                                                                                                              --------------------

HOLDING & OTHER INVESTMENT OFFICES - 2.27%
             260  BERKSHIRE HATHAWAY INCORPORATED+                                                                         752,440
                                                                                                              --------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.56%
          19,500  DOVER CORPORATION                                                                                        773,760
          17,500  PITNEY BOWES INCORPORATED                                                                                738,500

                                                                                                                         1,512,260
                                                                                                              --------------------

INSURANCE AGENTS, BROKERS & SERVICE - 2.13%
          26,700  AON CORPORATION                                                                                          705,948
                                                                                                              --------------------

INSURANCE CARRIERS - 3.66%
          13,000  MBIA INCORPORATED                                                                                        701,740
          15,100  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                   513,249

                                                                                                                         1,214,989
                                                                                                              --------------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.99%
          18,900  BAXTER INTERNATIONAL INCORPORATED                                                                        568,323
           9,000  BECTON DICKINSON & COMPANY                                                                               425,070

                                                                                                                           993,393
                                                                                                              --------------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.72%
           8,472  EATON CORPORATION                                                                                        547,630
          37,700  HASBRO INCORPORATED                                                                                      685,009

                                                                                                                         1,232,639
                                                                                                              --------------------

MISCELLANEOUS RETAIL - 2.37%
          29,000  ZALE CORPORATION+                                                                                        787,060
                                                                                                              --------------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 5.33%
           9,000  AMERICAN EXPRESS COMPANY                                                                                 452,250
          10,499  COUNTRYWIDE FINANCIAL CORPORATION                                                                        756,978
           8,700  FREDDIE MAC                                                                                              559,497

                                                                                                                         1,768,725
                                                                                                              --------------------

PAPER & ALLIED PRODUCTS - 2.96%
          15,300  KIMBERLY-CLARK CORPORATION                                                                               980,271
                                                                                                              --------------------

PETROLEUM REFINING & RELATED INDUSTRIES - 3.85%
          16,500  EXXON MOBIL CORPORATION                                                                                  763,950
          10,210  ROYAL DUTCH PETROLEUM COMPANY                                                                            513,563

                                                                                                                         1,277,513
                                                                                                              --------------------

PRIMARY METAL INDUSTRIES - 2.84%
           9,000  ENGELHARD CORPORATION                                                                                    264,600
          15,000  HUBBELL INCORPORATED CLASS B                                                                             678,000

                                                                                                                           942,600
                                                                                                              --------------------


EQUITY FUNDS               PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

C&B LARGE CAP FUND


SHARES            SECURITY NAME                                                                                        VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.13%
          21,000  VIACOM INCORPORATED CLASS B                                                                  $           705,390
                                                                                                              --------------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.88%
           4,000  NIKE INCORPORATED CLASS B                                                                                290,840
                                                                                                              --------------------

TRANSPORTATION EQUIPMENT - 4.23%
          14,000  BOEING COMPANY                                                                                           710,500
           7,000  GENERAL DYNAMICS CORPORATION                                                                             691,740

                                                                                                                         1,402,240
                                                                                                              --------------------

WATER TRANSPORTATION - 1.45%
          10,300  CARNIVAL CORPORATION                                                                                     480,083
                                                                                                              --------------------

TOTAL COMMON STOCK (COST $26,435,082)                                                                                   29,757,312
                                                                                                              --------------------

SHORT-TERM INVESTMENTS - 5.28%
       1,753,239  WELLS FARGO MONEY MARKET TRUST~                                                                        1,753,239
                                                                                                              --------------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,753,239)                                                                           1,753,239
                                                                                                              --------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $28,188,321)                                        94.99%                                               $        31,510,551

OTHER ASSETS AND LIABILITIES, NET                          5.01                                                          1,661,733
                                                        -------                                               --------------------

Total Net Assets                                         100.00%                                               $        33,172,284
                                                        -------                                               --------------------


+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


3




EQUITY FUNDS               PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

C&B MID CAP VALUE FUND


SHARES            SECURITY NAME                                                                                        VALUE
COMMON STOCK - 97.32%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 3.83%
         220,486  JONES APPAREL GROUP INCORPORATED                                                             $         8,235,152
         835,767  TOMMY HILFIGER CORPORATION+                                                                           11,700,738

                                                                                                                        19,935,890
                                                                                                              --------------------

BUSINESS SERVICES - 14.36%
         806,539  CATALINA MARKETING CORPORATION+                                                                       16,106,584
         198,000  COMPUTER SCIENCES CORPORATION+                                                                         9,355,500
         506,608  IMS HEALTH INCORPORATED                                                                               12,280,178
         732,453  MONEYGRAM INTERNATIONAL INCORPORATED+                                                                 13,696,871
       4,157,735  PARAMETRIC TECHNOLOGY CORPORATION+                                                                    18,876,117
         184,363  VIAD CORPORATION                                                                                       4,408,119

                                                                                                                        74,723,369
                                                                                                              --------------------

CHEMICALS & ALLIED PRODUCTS - 2.04%
         344,278  ALBEMARLE CORPORATION                                                                                 10,603,762
                                                                                                              --------------------

EATING & DRINKING PLACES - 4.92%
         526,386  CBRL GROUP INCORPORATED                                                                               17,486,543
         227,426  WENDY'S INTERNATIONAL INCORPORATED                                                                     8,135,028

                                                                                                                        25,621,571
                                                                                                              --------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.31%
       3,160,643  ADC TELECOMMUNICATIONS INCORPORATED+                                                                   7,585,543
         380,576  AVX CORPORATION                                                                                        4,745,783
       1,006,765  MYKROLIS CORPORATION+                                                                                 10,067,650

                                                                                                                        22,398,976
                                                                                                              --------------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 3.80%
         615,521  SNAP-ON INCORPORATED                                                                                  19,764,379
                                                                                                              --------------------

FOOD & KINDRED PRODUCTS - 1.10%
         305,000  PEPSIAMERICAS INCORPORATED                                                                             5,724,850
                                                                                                              --------------------

FURNITURE & FIXTURES - 2.42%
         963,000  STEELCASE INCORPORATED                                                                                12,567,150
                                                                                                              --------------------

GENERAL MERCHANDISE STORES - 5.60%
       1,954,964  BIG LOTS INCORPORATED+                                                                                23,928,759
         270,083  DOLLAR GENERAL CORPORATION                                                                             5,212,602

                                                                                                                        29,141,361
                                                                                                              --------------------

HEALTH SERVICES - 1.36%
         155,190  UNIVERSAL HEALTH SERVICES CLASS B                                                                      7,062,697
                                                                                                              --------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.48%
         203,207  DOVER CORPORATION                                                                                      8,063,254
       1,322,595  ENTEGRIS INCORPORATED+                                                                                11,771,095
         671,518  PALL CORPORATION                                                                                      15,559,072
          95,100  TENNANT COMPANY                                                                                        3,513,945

                                                                                                                        38,907,366
                                                                                                              --------------------

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)               EQUITY FUNDS

C&B MID CAP VALUE FUND


SHARES            SECURITY NAME                                                                                        VALUE
INSURANCE AGENTS, BROKERS & SERVICE - 9.45%
         795,969  AON CORPORATION                                                                              $        21,045,421
         400,000  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                  12,120,000
       1,002,996  UNUMPROVIDENT CORPORATION                                                                             15,997,786

                                                                                                                        49,163,207
                                                                                                              --------------------

INSURANCE CARRIERS - 5.69%
          95,144  AMBAC FINANCIAL GROUP INCORPORATED                                                                     6,765,690
         262,293  MBIA INCORPORATED                                                                                     14,158,576
         254,924  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                 8,664,867

                                                                                                                        29,589,133
                                                                                                              --------------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 7.76%
         132,592  BECTON DICKINSON & COMPANY                                                                             6,262,320
         770,551  HAEMONETICS CORPORATION MASSACHUSETTS+                                                                23,116,530
         263,884  METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                            11,003,963

                                                                                                                        40,382,813
                                                                                                              --------------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.32%
         665,458  HASBRO INCORPORATED                                                                                   12,091,372
                                                                                                              --------------------

MISCELLANEOUS RETAIL - 4.13%
         791,570  ZALE CORPORATION+                                                                                     21,483,210
                                                                                                              --------------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.88%
         135,857  COUNTRYWIDE FINANCIAL CORPORATION                                                                      9,795,290
                                                                                                              --------------------

PRIMARY METAL INDUSTRIES - 3.88%
         446,252  HUBBELL INCORPORATED CLASS B                                                                          20,170,590
                                                                                                              --------------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.23%
         480,059  HARTE HANKS INCORPORATED                                                                              11,598,226
                                                                                                              --------------------

TRANSPORTATION EQUIPMENT - 4.39%
         856,325  FEDERAL SIGNAL CORPORATION                                                                            14,566,088
         253,487  SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED                                                         8,286,490

                                                                                                                        22,852,578
                                                                                                              --------------------

WHOLESALE TRADE-DURABLE GOODS - 4.37%
         357,977  CARLISLE COMPANIES INCORPORATED                                                                       22,727,960
                                                                                                              --------------------

TOTAL COMMON STOCK (COST $482,457,418)                                                                                 506,305,750
                                                                                                              --------------------

SHORT-TERM INVESTMENTS - 2.48%
      12,925,753  WELLS FARGO MONEY MARKET TRUST~                                                                       12,925,753
                                                                                                              --------------------

TOTAL SHORT-TERM INVESTMENTS (COST $12,925,753)                                                                         12,925,753
                                                                                                              --------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $495,383,171)                                       99.80%                                               $       519,231,503

OTHER ASSETS AND LIABILITIES, NET                          0.20                                                          1,039,284
                                                        -------                                               --------------------

Total Net Assets                                         100.00%                                               $       520,270,787
                                                        -------                                               --------------------

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

2



EQUITY FUNDS               PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

C&B TAX-MANAGED VALUE FUND

SHARES            SECURITY NAME                                                                                        VALUE
COMMON STOCK - 93.24%

APPAREL & ACCESSORY STORES - 2.04%
           8,100  KOHLS CORPORATION+                                                                           $           370,656
                                                                                                              --------------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.87%
           7,470  JONES APPAREL GROUP INCORPORATED                                                                         279,005
           4,840  VF CORPORATION                                                                                           242,048

                                                                                                                           521,053
                                                                                                              --------------------

BUSINESS SERVICES - 9.51%
           8,520  COMPUTER SCIENCES CORPORATION+                                                                           402,570
           8,150  MANPOWER INCORPORATED                                                                                    354,932
          14,410  MICROSOFT CORPORATION                                                                                    410,109
           4,500  OMNICOM GROUP INCORPORATED                                                                               324,090
          51,830  PARAMETRIC TECHNOLOGY CORPORATION+                                                                       235,308

                                                                                                                         1,727,009
                                                                                                              --------------------

CHEMICALS & ALLIED PRODUCTS - 3.75%
          11,110  BRISTOL-MYERS SQUIBB COMPANY                                                                             254,419
           9,410  MERCK & COMPANY INCORPORATED                                                                             426,743

                                                                                                                           681,162
                                                                                                              --------------------

COMMUNICATIONS - 3.88%
          13,100  COMCAST CORPORATION+                                                                                     351,080
          16,300  VODAFONE GROUP PLC ADR                                                                                   354,199

                                                                                                                           705,279
                                                                                                              --------------------

DEPOSITORY INSTITUTIONS - 5.86%
           4,021  BANK OF AMERICA CORPORATION                                                                              341,825
          13,740  BANK OF NEW YORK COMPANY INCORPORATED                                                                    394,750
           8,760  JP MORGAN CHASE & COMPANY                                                                                327,011

                                                                                                                         1,063,586
                                                                                                              --------------------

EATING & DRINKING PLACES - 4.75%
          15,580  MCDONALD'S CORPORATION                                                                                   428,450
          12,140  WENDY'S INTERNATIONAL INCORPORATED                                                                       434,248

                                                                                                                           862,698
                                                                                                              --------------------

ELECTRIC, GAS & SANITARY SERVICES - 1.40%
          11,840  DUKE ENERGY CORPORATION                                                                                  254,560
                                                                                                              --------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 1.88%
          13,770  MOLEX INCORPORATED CLASS A                                                                               341,771
                                                                                                              --------------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.60%
           9,070  SNAP-ON INCORPORATED                                                                                     291,238
                                                                                                              --------------------

FOOD & KINDRED PRODUCTS - 2.86%
           6,620  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    343,578
           9,350  PEPSIAMERICAS INCORPORATED                                                                               175,499

                                                                                                                           519,077
                                                                                                              --------------------

1

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)               EQUITY FUNDS

C&B TAX-MANAGED VALUE FUND


SHARES            SECURITY NAME                                                                                        VALUE
FURNITURE & FIXTURES - 3.31%
          16,890  LEGGETT & PLATT INCORPORATED                                                                 $           456,875
          11,000  STEELCASE INCORPORATED                                                                                   143,550

                                                                                                                           600,425
                                                                                                              --------------------

GENERAL MERCHANDISE STORES - 1.94%
          28,800  BIG LOTS INCORPORATED+                                                                                   352,512
                                                                                                              --------------------

HEALTH SERVICES - 1.93%
           9,090  HCA INCORPORATED                                                                                         351,329
                                                                                                              --------------------

HOLDING & OTHER INVESTMENT OFFICES - 2.33%
             146  BERKSHIRE HATHAWAY INCORPORATED+                                                                         422,524
                                                                                                              --------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.70%
          10,800  DOVER CORPORATION                                                                                        428,544
          10,050  PITNEY BOWES INCORPORATED                                                                                424,110

                                                                                                                           852,654
                                                                                                              --------------------

INSURANCE AGENTS, BROKERS & SERVICE - 2.12%
          14,530  AON CORPORATION                                                                                          384,173
                                                                                                              --------------------

INSURANCE CARRIERS - 4.07%
           7,770  MBIA INCORPORATED                                                                                        419,425
           9,390  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                   319,166

                                                                                                                           738,591
                                                                                                              --------------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.36%
          11,810  BAXTER INTERNATIONAL INCORPORATED                                                                        355,127
           5,380  BECTON DICKINSON & COMPANY                                                                               254,097

                                                                                                                           609,224
                                                                                                              --------------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 4.47%
           6,520  EATON CORPORATION                                                                                        421,453
          21,500  HASBRO INCORPORATED                                                                                      390,655

                                                                                                                           812,108
                                                                                                              --------------------

MISCELLANEOUS RETAIL - 2.46%
          16,480  ZALE CORPORATION+                                                                                        447,267
                                                                                                              --------------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 3.16%
           5,200  AMERICAN EXPRESS COMPANY                                                                                 261,300
           4,860  FREDDIE MAC                                                                                              312,547

                                                                                                                           573,847
                                                                                                              --------------------

PAPER & ALLIED PRODUCTS - 2.95%
           8,360  KIMBERLY-CLARK CORPORATION                                                                               535,625
                                                                                                              --------------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.06%
           9,420  EXXON MOBIL CORPORATION                                                                                  436,146
           5,980  ROYAL DUTCH PETROLEUM COMPANY                                                                            300,794

                                                                                                                           736,940
                                                                                                              --------------------

EQUITY FUNDS               PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

C&B TAX-MANAGED VALUE FUND

SHARES            SECURITY NAME                                                                                        VALUE
PRIMARY METAL INDUSTRIES - 3.49%
           5,630  ENGELHARD CORPORATION                                                                        $           165,522
          10,340  HUBBELL INCORPORATED CLASS B                                                                             467,368

                                                                                                                           632,890
                                                                                                              --------------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.74%
           9,420  VIACOM INCORPORATED CLASS B                                                                              316,418
                                                                                                              --------------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.89%
           2,230  NIKE INCORPORATED CLASS B                                                                                162,143
                                                                                                              --------------------

TRANSPORTATION EQUIPMENT - 4.41%
           8,120  BOEING COMPANY                                                                                           412,090
           3,930  GENERAL DYNAMICS CORPORATION                                                                             388,363

                                                                                                                           800,453
                                                                                                              --------------------

WATER TRANSPORTATION - 1.45%
           5,660  CARNIVAL CORPORATION                                                                                     263,813
                                                                                                              --------------------

TOTAL COMMON STOCK (COST $15,225,092)                                                                                   16,931,025
                                                                                                              --------------------

SHORT-TERM INVESTMENTS - 6.53%
       1,186,804  WELLS FARGO MONEY MARKET TRUST~                                                                        1,186,804
                                                                                                              --------------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,186,804)                                                                           1,186,804
                                                                                                              --------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $16,411,896)                                        99.77%                                               $        18,117,829

OTHER ASSETS AND LIABILITIES, NET                          0.23                                                             41,437
                                                        -------                                               --------------------

Total Net Assets                                         100.00%                                               $        18,159,266
                                                        -------                                               --------------------

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

3






ITEM 2.  CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo C&B Large Cap Value Fund, Wells Fargo C&B Mid Cap Value Fund and Wells Fargo C&B Tax-Managed Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: August 19, 2004

/s/ Karla M. Rabusch
--------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION


I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo C&B Large Cap Value Fund, Wells Fargo C&B Mid Cap Value Fund and Wells Fargo C&B Tax-Managed Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: August 19, 2004

/s/ Stacie D. DeAngelo
----------------------
Stacie D. DeAngelo
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch
                                            ---------------------
                                            Karla M. Rabusch
                                            President


                                        By: /s/ Stacie D. DeAngelo
                                            ----------------------
                                            Stacie D. DeAngelo
                                            Treasurer

Date: August 19, 2004

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch
                                            --------------------
                                            Karla M. Rabusch
                                            President


                                        By: /s/ Stacie D. DeAngelo
                                            -----------------------
                                            Stacie D. DeAngelo
                                            Treasurer

Date: August 19, 2004